Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Significant Accounting Policies (Textual)
Lease assets and lease liabilities	$ 166
Description of consolidated statement of income or loss	The main expected effects of the application of the standard on the consolidated statement of income or loss for the year 2019 are a decrease of app. $ 104 thousand in lease expenses (which are classified proportionately into the Company's cost of sale and operating expenses), an increase of $87 thousand in depreciation costs and an increase of approximately $7 thousand in financing expenses. Overall, the expected effect of the standard's application on the consolidated statement of income or loss for the year 2019 is an increase of app. $10 thousand in loss. Furthermore, in the opinion of the Company's management, the principal expected effects of the standard's application on the consolidated statement of cash flow for the year 2019 will be an increase in cash flow from operating activities and a decrease in cash flow from financing activities totaling approximately $7 thousand.
Technology [Member] | Minimum [Member]
Significant Accounting Policies (Textual)
Straight-line method	6 Years
Technology [Member] | Maximum [Member]
Significant Accounting Policies (Textual)
Straight-line method	8 Years